CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Transfer to statements of operations of realized gain on available-for-sale investments, income taxes
Net unrealized gain (loss) on available-for-sale investments, income taxes